Income Taxes (Narrative) (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Income Taxes [Line Items]
Unrecognized tax benefits		$ 0		$ 0
Federal net operating loss carryforwards		33,800,000
Deferred tax asset	$ 0	$ 65,000	$ 130,000
Federal tax rate	21.00%	21.00%	21.00%
Estimated annual effective tax rate	0.00%
Refundable credits	$ 130,000	$ 130,000
Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards		31,500,000
Indefinite Tax Period [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards		$ 2,300,000
Minimum [Member] | Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards expiration between, years	Jan. 01, 2020	Dec. 31, 2020
Maximum [Member] | Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards expiration between, years	Dec. 31, 2037	Dec. 31, 2037